Bank and other borrowings - Schedule of Components of Bank and Other Borrowings (Details)		Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Bank and other borrowings - Schedule of Components of Bank and Other Borrowings (Details) [Line Items]
Total		$ 15,594,709	$ 1,989,121	$ 8,130,873
Less: bank and other borrowings – current		(9,327,709)	(1,189,759)	(913,024)
Bank and other borrowings – non-current		6,267,000	799,362	7,217,849
The Bank of East Asia Limited [Member]
Bank and other borrowings - Schedule of Components of Bank and Other Borrowings (Details) [Line Items]
Total	[1]	7,214,709	920,243	8,130,873
A licensed money lender in Hong Kong [Member]
Bank and other borrowings - Schedule of Components of Bank and Other Borrowings (Details) [Line Items]
Total	[2]	$ 8,380,000	$ 1,068,878	$ 0

[1]	On March 16, 2023, CTRL Media borrowed a non-revolving term loan of HK$9.0 million (US$1.1 million) as working capital for ten years at an annual interest rate of 3.4% which is 2.5% below the prime lending rate for Hong Kong under the loan agreement with The Bank of East Asia signed on March 7, 2023. According to the repayment schedule, the principal amount is repayable by 120 unequal monthly instalments and started to repay on March 16, 2023. All amounts (including any remaining balance of principal, accrued interest and any other sums) outstanding on March 16, 2033 shall be fully repaid on that day. The loan was secured by 1) personal guarantees of Mr. Shum Tsz Chung and 2) the SME Financing Guarantee Scheme operated by HKMC Insurance Limited.
[2]	On September 15, 2025, the Company’s wholly-owned subsidiary, CTRL Solutions, entered into a short-term loan agreement with an independent third-party licensed money lender providing for a loan facility of up to US$2,000,000. The loan bore interest at a rate of 12% per annum upon the first drawdown date. Under the terms of the agreement, the outstanding principal and interest were initially due four months from the agreement date; however, the parties subsequently agreed to establish the final repayment date as July 31, 2026.